Income Taxes - Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax:
Federal	$ 0	$ 0	$ 0
State	545	392	779
Foreign	95	(1)	0
Total	640	391	779
Deferred income tax:
Federal	0	0	(925)
State	0	0	(181)
Foreign	(573)	(40)	841
Total	(573)	(40)	(265)
Provision for income taxes	$ 67	$ 351	$ 514